Tax (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Schedule of tax expense

Tax expense
		2019	2018	2017
	Footnotes	$m	$m	$m
Current tax	1	3,768	4,195	4,264
– for this year		3,689	4,158	4,115
– adjustments in respect of prior years		79	37	149
Deferred tax		871	670	1,024
– origination and reversal of temporary differences		684	656	(228)
– effect of changes in tax rates		(11)	17	1,337
– adjustments in respect of prior years		198	(3)	(85)
Year ended 31 Dec	2	4,639	4,865	5,288

1
Current tax included Hong Kong profits tax of $1,413m (2018: $1,532m; 2017: $1,350m). The Hong Kong tax rate applying to the profits of subsidiaries assessable in Hong Kong was 16.5% (2018: 16.5%; 2017: 16.5%).

2	In addition to amounts recorded in the income statement, a tax charge of $6m (2018: credit of $234m) was recorded directly to equity

Schedule of tax reconciliation
The tax charged to the income statement differs from the tax charge that would apply if all profits had been taxed at the UK corporation tax rate as follows:

	2019		2018		2017
	$m	%	$m	%	$m	%
Profit before tax	13,347		19,890		17,167
Tax expense
Taxation at UK corporation tax rate of 19.00% (2018: 19.00%; 2017: 19.25%)	2,536	19.0	3,779	19.0	3,305	19.25
Impact of differently taxed overseas profits in overseas locations	253	1.9	264	1.3	407	2.3
Items increasing tax charge in 2019:
– non-deductible goodwill write-down	1,421	10.7	—	—	—	—
– local taxes and overseas withholding taxes	484	3.6	437	2.2	618	3.6
– other permanent disallowables	481	3.6	396	2.0	400	2.3
– non-deductible UK customer compensation	382	2.9	16	0.1	166	1.0
– UK tax losses not recognised	364	2.7	435	2.2	70	0.4
– adjustments in respect of prior period liabilities	277	2.1	34	0.2	64	0.4
– bank levy	184	1.4	191	1.0	180	1.0
– impacts of hyperinflation	29	0.2	78	0.4	—	—
– UK banking surcharge	29	0.2	229	1.1	136	0.8
– non-UK movements in unrecognised deferred tax	12	0.1	32	0.2	(16)	(0.1)
– non-deductible regulatory settlements	5	—	153	0.8	(132)	(0.8)
– deferred tax remeasurement due to US federal tax rate reduction	—	—	—	—	1,288	7.5
Items reducing tax charge in 2019:
– non-taxable income and gains	(844)	(6.3)	(691)	(3.5)	(766)	(4.4)
– effect of profits in associates and joint ventures	(467)	(3.5)	(492)	(2.5)	(481)	(2.8)
– deductions for AT1 coupon payments	(263)	(2.0)	—	—	—	—
– non-taxable gain on dilution of shareholding in SABB	(181)	(1.3)	—	—	—	—
– impact of changes in tax rates	(11)	(0.1)	17	0.1	49	0.3
– other items	(52)	(0.4)	(13)	(0.1)	—	—
Year ended 31 Dec	4,639	34.8	4,865	24.5	5,288	30.8

Schedule of movement of deferred tax assets and liabilities

Movement of deferred tax assets and liabilities
		Loan impairment provisions	Unused tax losses and tax credits	Derivatives, FVOD[1] and other investments	Insurance business	Expense provisions	Fixed assets	Retirement obligations	Other	Total
	Footnotes	$m	$m	$m	$m	$m	$m	$m	$m	$m
Assets		982	1,156	492	—	629	1,151	—	738	5,148
Liabilities		—	—	(376)	(1,271)	—	—	(1,387)	(283)	(3,317)
At 1 Jan 2019		982	1,156	116	(1,271)	629	1,151	(1,387)	455	1,831
Income statement		45	266	(386)	(303)	(18)	(185)	(149)	(141)	(871)
Other comprehensive income		—	—	544	—	—	—	30	(391)	183
Equity		—	—	—	—	—	—	—	—	—
Foreign exchange and other adjustments		(44)	(8)	147	(47)	39	36	(107)	98	114
At 31 Dec 2019		983	1,414	421	(1,621)	650	1,002	(1,613)	21	1,257
Assets	2	983	1,414	979	—	650	1,002	—	422	5,450
Liabilities	2	—	—	(558)	(1,621)	—	—	(1,613)	(401)	(4,193)

Assets		713	1,373	1,282	—	643	1,201	352	760	6,324
Liabilities		—	—	(93)	(1,182)	—	—	(1,387)	(968)	(3,630)
At 1 Jan 2018		713	1,373	1,189	(1,182)	643	1,201	(1,035)	(208)	2,694
IFRS 9 transitional adjustment		358	—	(411)	—	—	—	—	459	406
Income statement		(72)	(203)	51	(104)	19	(68)	35	(328)	(670)
Other comprehensive income		—	—	(722)	—	—	—	25	165	(532)
Equity		—	—	—	—	—	—	(15)	(8)	(23)
Foreign exchange and other adjustments		(17)	(14)	9	15	(33)	18	(397)	375	(44)
At 31 Dec 2018		982	1,156	116	(1,271)	629	1,151	(1,387)	455	1,831
Assets	2	982	1,156	492	—	629	1,151	—	738	5,148
Liabilities	2	—	—	(376)	(1,271)	—	—	(1,387)	(283)	(3,317)

1	Fair value of own debt.

2	After netting off balances within countries, the balances as disclosed in the accounts are as follows: deferred tax assets $4,632m (2018: $4,450m) and deferred tax liabilities $3,375m (2018: $2,619m).